Loans and Allowance for Credit Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans pledged at the Federal Home Loan Bank ("FHLB")	$ 74,100,000,000		$ 67,000,000,000
Loans pledged at the Federal Reserve Bank	48,600,000,000		47,200,000,000
Unearned interest and deferred fees and costs on loans	800,000,000		1,100,000,000
Fair value of impaired loans acquired in BankEast transaction		28,000,000
Receivables of impaired loans acquired in BankEast transaction		63,000,000
Cash Receivables of impaired loans acquired in BankEast transaction to be collected with interest		41,000,000
Fair value of non-impaired loans acquired in BankEast transaction		96,000,000
Receivables of Non-Impaired Loans Acquired in BankEast transaction		135,000,000
Cash Receivables of non-impaired loans acquired in BankEast transaction not expected to be collected		22,000,000
Outstanding balance of loans where trial period was unsuccessful and no longer eligible for a permanent modification	121,000,000
Purchased impaired loans nonperforming assets	82,000,000		189,000,000
Outstanding advances to joint venture	486,000,000		716,000,000
Residential mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans in trial period	156
Outstanding balance of loans in trial period	24,000,000
Estimated post-modification balance of loans in trial period	24,000,000
Home Equity and Second Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans in trial period	36
Outstanding balance of loans in trial period	2,000,000
Estimated post-modification balance of loans in trial period	2,000,000
Loans purchased from GNMA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans in trial period	583
Outstanding balance of loans in trial period	93,000,000
Estimated post-modification balance of loans in trial period	$ 85,000,000
Government National Mortgage Association [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period arrangement was unsuccessful	789